Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,381,280.60

Principal:
Principal Collections	$15,259,823.25
Prepayments in Full	$11,098,427.57
Liquidation Proceeds	$104,075.40
Recoveries	$3,887.23
Sub Total	$26,466,213.45
Collections:	$27,847,494.05

Purchase Amounts:
Purchase Amounts Related to Principal	$87,672.61
Purchase Amounts Related to Interest	$174.53
Sub Total	$87,847.14

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,935,341.19

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	14
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,935,341.19
Servicing Fee	$449,604.15	$449,604.15	$0.00	$0.00	$27,485,737.04
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,485,737.04
Interest - Class A-2 Notes	$45,941.47	$45,941.47	$0.00	$0.00	$27,439,795.57
Interest - Class A-3 Notes	$272,566.67	$272,566.67	$0.00	$0.00	$27,167,228.90
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$27,087,691.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,087,691.40
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$27,044,521.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,044,521.82
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$26,995,545.49
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,995,545.49
Regular Principal Payment	$24,772,630.22	$24,772,630.22	$0.00	$0.00	$2,222,915.27
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,222,915.27
Residual Released to Depositor	$0.00	$2,222,915.27	$0.00	$0.00	$0.00
Total		$27,935,341.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,772,630.22
Total					$24,772,630.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$24,772,630.22	$90.25	$45,941.47	$0.17	$24,818,571.69	$90.42
Class A-3 Notes	$0.00	$0.00	$272,566.67	$0.87	$272,566.67	$0.87
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$24,772,630.22	$29.43	$490,191.55	$0.58	$25,262,821.77	$30.01

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$53,524,042.17	0.1949874	$28,751,411.95	0.1047410
Class A-3 Notes	$314,500,000.00	1.0000000	$314,500,000.00	1.0000000
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$480,834,042.17	0.5711907	$456,061,411.95	0.5417629

Pool Information
Weighted Average APR	2.879%	2.877%
Weighted Average Remaining Term	44.18	43.37
Number of Receivables Outstanding	23,984	23,226
Pool Balance	$539,524,978.87	$512,927,824.57
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$497,670,451.55	$472,897,821.33
Pool Factor	0.5901648	0.5610712

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$40,030,003.24
Targeted Overcollateralization Amount	$56,866,412.62
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$56,866,412.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	14

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	51	$47,155.47
(Recoveries)	15	$3,887.23
Net Loss for Current Collection Period		$43,268.24
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.0962%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0166%
Second Prior Collection Period			0.3316%
Prior Collection Period			0.2237%
Current Collection Period			0.0987%
Four Month Average (Current and Prior Three Collection Periods)			0.1676%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		865	$1,833,655.60
(Cumulative Recoveries)			$196,555.44
Cumulative Net Loss for All Collection Periods			$1,637,100.16
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1791%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,119.83
Average Net Loss for Receivables that have experienced a Realized Loss			$1,892.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.64%	117	$3,266,012.34
61-90 Days Delinquent	0.07%	14	$358,429.79
91-120 Days Delinquent	0.02%	2	$113,582.85
Over 120 Days Delinquent	0.02%	2	$110,607.93
Total Delinquent Receivables	0.75%	135	$3,848,632.91
Repossession Inventory:
Repossessed in the Current Collection Period		6	$149,083.41
Total Repossessed Inventory		11	$308,217.32

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0488%
Prior Collection Period		0.0459%
Current Collection Period		0.0775%
Three Month Average		0.0574%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.1136%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	14

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	50	$1,418,013.72
2 Months Extended	46	$1,311,938.99
3+ Months Extended	4	$105,479.20

Total Receivables Extended	100	$2,835,431.91

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer